Expense Example (INTEGRITY HIGH INCOME FUND, USD $)	12 Months Ended
May 01, 2011
Class A, Integrity High Income Fund
Example
Expense Example, By Year, Column [Text]	Class A Shares
1 Year	$ 582
3 Years	969
5 Years	1,395
10 Years	2,661
Expense Example, No Redemption, By Year, Column [Text]	Class A Shares
1 Year	582
3 Years	969
5 Years	1,395
10 Years	2,661
Class C, Integrity High Income Fund
Example
Expense Example, By Year, Column [Text]	Class C Shares
1 Year	341
3 Years	810
5 Years	1,438
10 Years	3,303
Expense Example, No Redemption, By Year, Column [Text]	Class C Shares
1 Year	241
3 Years	810
5 Years	1,438
10 Years	$ 3,303